AMOUNTS COMMITTED ON ACQUISITION	12 Months Ended
Dec. 31, 2024
Acquisition [Abstract]
AMOUNTS COMMITTED ON ACQUISITION
15. AMOUNTS COMMITTED ON ACQUISITION
As of December 31, 2024, amounts committed to acquisitions consist of contractual obligations resulting from acquisitions of intangible assets from third parties (see Note 7).
As of December 31, 2024, the present value of the fixed consideration payable related to the acquisition of the Freebets.com Assets was $7,325, which is due for payment on April 1, 2025. The aggregate consideration was and is expected to be financed by the Company’s available cash, utilization of borrowings under available credit facilities and operating cash flows. As of December 31, 2024, deferred consideration of $300 related to the Group’s 2022 acquisition of Roto Sports.
The consideration related to the Freebets.com Assets that was initially contingent upon the revenue performance of the Freebets.com Assets from acquisition up until December 31, 2024 was capped at a maximum of $5,000. As of December 31, 2024, the contingent consideration was fixed at $3,652 because the performance period elapsed. As a result, the liability was presented as deferred consideration as of December 31, 2024 and is due for payment on the one-year anniversary date, or April 1, 2025.
As of December 31, 2023, deferred consideration of $18,811 related to the Group’s 2022 business combinations. There was no contingent consideration payable as of December 31, 2023.